Annual Fund Operating Expenses	Apr. 30, 2026
21Shares FTSE Crypto 10 Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
21Shares FTSE Crypto 10 Index ETF | 21Shares FYTSE Crypto 10 Index ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.07%	[1],[2]
Expenses (as a percentage of Assets)	1.57%
21Shares FTSE Crypto 10 ex-BTC Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares FTSE Crypto 10 ex-BTC Index ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.69%	[3],[4]
Expenses (as a percentage of Assets)	1.34%
21Shares 2x Long Dogecoin ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
21Shares 2x Long Dogecoin ETF | 21Shares 2x Long Dogecoin ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.47%	[5],[6]
Expenses (as a percentage of Assets)	3.36%
21Shares 2x Long Sui ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
21Shares 2x Long Sui ETF | 21Shares 2x Long Sui ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.66%	[7],[8]
Expenses (as a percentage of Assets)	4.55%

[1]	Teucrium Investment Advisors, LLC (the “Adviser”), also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 0.50% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[2]	“Other Expenses” consists of interest expense incurred in connection with the Fund’s reverse repurchase agreements. It is a cost of investing in reverse repurchase agreements similar to other investment-related expenses, but is required to be reflected as a Fund expense for accounting purposes. The amount shown has been annualized to reflect a full fiscal year of operations.
[3]	Teucrium Investment Advisors, LLC (the “Adviser”), also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 0.65% to be paid by the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
Example

[4]	“Other Expenses” consists of interest expense incurred in connection with the Fund’s reverse repurchase agreements. It is a cost of investing in reverse repurchase agreements similar to other investment-related expenses, but is required to be reflected as a Fund expense for accounting purposes. The amount shown has been annualized to reflect a full fiscal year of operations.
[5]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.89% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[6]	“Other Expenses” consists of interest expense incurred in connection with the Fund’s reverse repurchase agreements. It is a cost of investing in reverse repurchase agreements similar to other investment-related expenses, but is required to be reflected as a Fund expense for accounting purposes. The amount shown has been annualized to reflect a full fiscal year of operations.
[7]	Teucrium Investment Advisors, LLC (the “Adviser”), the Fund’s investment adviser, also serves as the investment adviser to the Subsidiary (defined below), and provides the Subsidiary with the same type of management services, under essentially the same terms, as it provides the Fund. The Adviser has agreed to waive the management fee of 1.89% to be paid by the Subsidiary. This waiver will continue in effect until at least April 30, 2027. This waiver may be terminated only with the approval of the Subsidiary’s Board of Directors.
[8]	“Other Expenses” consists of interest expense incurred in connection with the Fund’s reverse repurchase agreements. It is a cost of investing in reverse repurchase agreements similar to other investment-related expenses, but is required to be reflected as a Fund expense for accounting purposes. The amount shown has been annualized to reflect a full fiscal year of operations.